Income Taxes - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Employee benefits	$ 156	$ 172
Tax loss/credit carryforwards	1,665	1,307
Accrued interest	18	16
Contract accounting	134	89
Other assets	232	83
Total deferred tax assets	2,205	1,667
Valuation allowance	(1,440)	(1,094)
Net deferred tax assets	765	573
Deferred tax liabilities
Depreciation and amortization	(888)	(282)
Investment basis differences	(62)	(103)
Other liabilities	(94)	(45)
Total deferred tax liabilities	1,044	430
Total net deferred tax assets (liabilities)	$ (279)
Total net deferred tax assets (liabilities)		$ 143